Accounts receivable, net	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Accounts receivable, net
4. Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Accounts receivable	625,997	1,084,393
Allowance for doubtful accounts:
Balance at beginning of the year	(670)	(1,180)
Additions	(510)	(1,485)
Write-offs	-	1,007

Balance at end of the year	(1,180)	(1,658)

Accounts receivable, net	624,817	1,082,735